Employee Benefit Obligations - Summary of 2020 CEO Performance Based Restricted Stock Unit Award (Details)	May 24, 2021 Tranche $ / shares
Tranche 1
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	1
Performance Period	1st - 5th anniversary of the grant
Number of PSUs Eligible To be Earned	5% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 75
Tranche 2
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	2
Performance Period	1st - 5th anniversary of the grant
Number of PSUs Eligible To be Earned	5% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 100
Tranche 3
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	3
Performance Period	2nd - 6th anniversary of the grant
Number of PSUs Eligible To be Earned	10% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 125
Tranche 4
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	4
Performance Period	2nd - 6th anniversary of the grant
Number of PSUs Eligible To be Earned	10% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 150
Tranche 5
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	5
Performance Period	3rd - 7th anniversary of the grant
Number of PSUs Eligible To be Earned	10% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 175
Tranche 6
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	6
Performance Period	3rd - 7th anniversary of the grant
Number of PSUs Eligible To be Earned	20% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 200
Tranche 7
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	7
Performance Period	4th - 8th anniversary of the grant
Number of PSUs Eligible To be Earned	20% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 225
Tranche 8
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of tranche | Tranche	8
Performance Period	4th - 8th anniversary of the grant
Number of PSUs Eligible To be Earned	20% of Total Number of PSUs
Stock Price Hurdle | $ / shares	$ 250